UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE INVESTORS FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 95.3%

CONSUMER DISCRETIONARY - 11.8%

Hotels, Restaurants and Leisure - 1.7%
203,800	McDonald’s Corp.	$5,712,514

Household Durables - 0.8%
143,700	Newell Rubbermaid Inc.	2,879,748

Leisure Equipment and Products - 1.2%
227,900	Mattel, Inc.	4,131,827

Media - 6.8%
	Comcast Corp.:
96,850	Class A Shares (a)	2,735,044
88,900	Special Class A Shares (a)	2,482,088
434,700	Liberty Media Corp., Series A Shares (a)	3,790,584
21,735	Liberty Media International, Inc., Series A Shares (a)	725,123
147,900	The News Corp. Ltd., Sponsored ADR	4,633,707
267,900	Time Warner Inc. (a)	4,323,906
140,200	Viacom Inc., Class B Shares	4,705,112

		23,395,564

Multi-Line Retail - 1.3%
57,400	Target Corp.	2,597,350
33,300	Wal-Mart Stores, Inc.	1,771,560

		4,368,910

	TOTAL CONSUMER DISCRETIONARY	40,488,563

CONSUMER STAPLES - 6.9%

Food and Drug Retailing - 2.9%
384,900	The Kroger Co. (a)	5,973,648
201,600	Safeway Inc. (a)	3,892,896

		9,866,544

Household Products - 1.6%
88,500	Kimberly-Clark Corp.	5,716,215

Tobacco - 2.4%
173,600	Altria Group, Inc.	8,166,144

	TOTAL CONSUMER STAPLES	23,748,903

ENERGY - 10.8%

Energy Equipment and Services - 2.8%
150,700	ENSCO International Inc. (b)	4,923,369
87,300	GlobalSantaFe Corp.	2,675,745
38,600	Nabors Industries, Ltd. (a)	1,827,710

		9,426,824

Oil and Gas - 8.0%
113,400	BP PLC, Sponsored ADR	6,523,902
139,600	ChevronTexaco Corp.	7,488,144
23,700	Marathon Oil Corp.	978,336
101,500	Royal Dutch Petroleum Co., New York Shares	5,237,400
72,100	Total SA, Sponsored ADR (b)	7,366,457

		27,594,239

	TOTAL ENERGY	37,021,063

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 22.8%

Banks - 8.3%
221,200	Bank of America Corp.	$9,584,596
114,400	The Bank of New York Co., Inc.	3,337,048
152,600	U.S. Bancorp	4,410,140
99,300	Wachovia Corp.	4,662,135
76,100	Washington Mutual, Inc.	2,973,988
58,100	Wells Fargo & Co.	3,464,503

		28,432,410

Diversified Financials - 8.8%
85,800	American Express Co.	4,415,268
53,900	Capital One Financial Corp.	3,983,210
39,700	The Goldman Sachs Group, Inc.	3,701,628
93,700	J.P. Morgan Chase & Co.	3,722,701
159,700	MBNA Corp.	4,024,440
87,000	Merrill Lynch & Co., Inc.	4,325,640
67,800	Morgan Stanley	3,342,540
128,400	Waddell & Reed Financial, Inc., Class A Shares	2,824,800

		30,340,227

Insurance - 3.5%
93,500	American International Group, Inc.	6,357,065
59,900	Loews Corp.	3,504,150
67,600	The St. Paul Travelers Cos., Inc.	2,234,856

		12,096,071

Real Estate - 2.2%
142,100	Equity Office Properties Trust	3,872,225
122,000	Equity Residential	3,782,000

		7,654,225

	TOTAL FINANCIALS	78,522,933

HEALTHCARE - 9.3%

Healthcare Providers and Services - 0.8%
66,600	HCA, Inc.	2,540,790

Pharmaceuticals - 8.5%
103,600	GlaxoSmithKline PLC, ADR (b)	4,530,428
60,000	Johnson & Johnson	3,379,800
96,800	Merck & Co. Inc.	3,194,400
303,600	Pfizer Inc.	9,290,160
196,700	Schering-Plough Corp.	3,749,102
138,700	Wyeth	5,187,380

		29,331,270

	TOTAL HEALTHCARE	31,872,060

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS - 7.7%

Aerospace and Defense - 4.2%
98,700	The Boeing Co.	$5,094,894
92,600	Lockheed Martin Corp.	5,165,228
43,100	United Technologies Corp.	4,024,678

		14,284,800

Commercial Services and Supplies - 1.9%
57,300	Avery Dennison Corp.	3,769,194
96,700	Waste Management, Inc.	2,643,778

		6,412,972

Industrial Conglomerates - 1.6%
157,500	Honeywell International Inc.	5,647,950

	TOTAL INDUSTRIALS	26,345,722

INFORMATION TECHNOLOGY - 11.5%

Communications Equipment - 4.8%
185,700	3Com Corp. (a)	783,654
119,500	Comverse Technology, Inc. (a)	2,250,185
490,300	Lucent Technologies Inc. (a) (b)	1,554,251
461,500	Nokia Oyj, Sponsored ADR	6,331,780
1,603,300	Nortel Networks Corp. (a)	5,451,220

		16,371,090

Computers and Peripherals - 3.3%
281,300	Hewlett-Packard Co.	5,274,375
31,500	International Business Machines Corp.	2,700,810
819,000	Sun Microsystems, Inc. (a)	3,308,760

		11,283,945

Electronic Equipment and Instruments - 1.3%
150,300	Celestica, Inc., Subordinate Voting Shares (a)	1,908,810
546,600	Solectron Corp. (a)	2,705,670

		4,614,480

Software - 2.1%
225,900	Microsoft Corp.	6,246,135
161,000	Novell, Inc. (a)	1,015,910

		7,262,045

	TOTAL INFORMATION TECHNOLOGY	39,531,560

MATERIALS - 2.9%

Chemicals - 0.6%
49,600	The Dow Chemical Co.	2,240,928

Metals and Mining - 1.0%
102,800	Alcoa Inc.	3,453,052

Paper and Forest Products - 1.3%
109,100	International Paper Co.	4,408,731

	TOTAL MATERIALS	10,102,711

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 6.4%

Diversified Telecommunication Services - 4.8%
153,800	AT&T Corp.	$2,202,416
178,500	MCI Inc. (b)	2,989,875
201,000	SBC Communications Inc.	5,215,950
157,200	Verizon Communications Inc.	6,190,536

		16,598,777

Wireless Telecommunication Services - 1.6%
192,700	AT&T Wireless Services Inc. (a)	2,848,106
112,700	Nextel Communications, Inc., Class A Shares (a)	2,686,768

		5,534,874

	TOTAL TELECOMMUNICATION SERVICES	22,133,651

UTILITIES - 5.2%

Electric Utilities - 2.9%
83,900	Ameren Corp.	3,871,985
72,400	FirstEnergy Corp.	2,974,192
98,300	PG&E Corp. (a)	2,988,320

		9,834,497

Gas Utilities - 1.1%
433,300	El Paso Corp. (b)	3,982,027

Multi-Utilities - 1.2%
197,900	NiSource Inc.	4,157,879

	TOTAL UTILITIES	17,974,403

	TOTAL COMMON STOCK (Cost - $296,975,745)	327,741,569

FACE AMOUNT
REPURCHASE AGREEMENTS - 4.1%
$10,000,000	Merrill Lynch & Co. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $10,000,514; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28; Market value - $10,200,070)	10,000,000
4,234,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $4,237,218; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $4,318,680)	4,234,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $14,234,000)	14,234,000

	TOTAL INVESTMENTS - 99.4% (Cost - $311,209,745*)	341,975,569
	Other Assets in Excess of Liabilities - 0.6%	1,992,610

	TOTAL NET ASSETS - 100.0%	$343,968,179

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
LOANED SECURITIES COLLATERAL
$18,088,633	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $18,088,633)	$18,088,633

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
*	Aggregate cost for Federal income tax purposes is substantially the same.

      Abbreviation used in this schedule:

      ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Investors Fund (“Fund”) is a separate investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities – The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for

Notes to Schedule of Investments (unaudited) (continued)

the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,542,637
Gross unrealized depreciation	(15,776,813)

Net unrealized appreciation	$30,765,824

At September 30, 2004, the Fund loaned securities having a market value of $17,757,896. The Fund received cash collateral amounting to $18,088,633 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2a-7 money market fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date	November 29, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date	November 29, 2004